Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation	Basis of presentation The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of Consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, all its wholly owned and majority owned subsidiaries and the VIE in which the Group is deemed to be the primary beneficiary. All inter-company transactions and balances have been eliminated upon consolidation.

Variable Interest Entity

Variable interest entity

In June 2009, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. The guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement.

The guidance is effective at the start of a reporting entity’s first fiscal year beginning after November 15, 2009, and all interim and annual periods thereafter. The new VIE model requires that, upon adoption, a reporting entity should determine whether an entity is a VIE, and whether the reporting entity is the VIE’s primary beneficiary, as of the date that the reporting entity first became involved with the entity, unless an event requiring reconsideration of those initial conclusions occurred after that date. When making this determination, a reporting entity must assume that guidance had been effective from the date of its first involvement with the entity. The Group adopted the guidance on January 1, 2010.

Certain of clients of the Group, primarily PRC state-owned entities, are not permitted to receive certain services from foreign owned entities. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, iSoftStone WFOE, the Company’s wholly owned subsidiary in PRC, as a foreign invested company, is restricted from engaging in related business with these clients. The Group therefore conducts such business through its VIE, Beijing iSoftStone. iSoftStone WFOE entered into a series of agreements with Beijing iSoftStone and its shareholders in November 2005 through which iSoftStone WFOE enjoys substantially all of the risks of ownership of the VIE and controls it. The agreements comprise:

Exclusive Outsourcing Agreement: Pursuant to the exclusive outsourcing agreement between iSoftStone WFOE and Beijing iSoftStone, Beijing iSoftStone agreed to exclusively subcontract its business contracts, to the extent that subcontracting is permitted by such business contracts, to iSoftStone WFOE and pay the revenue collected under such business contracts to iSoftStone WFOE. The exclusive subcontracting agreement is currently effective and will only terminate upon written agreement by the parties.

Exclusive Technology Consulting and Management Service Agreement: Pursuant to the exclusive technology consulting and management service agreement between iSoftStone WFOE and Beijing iSoftStone, iSoftStone WFOE agreed to provide exclusive technology consulting and management service to Beijing iSoftStone for service fees equal to the revenue realizable under the business contracts of Beijing iSoftStone that are not subcontracted to iSoftStone WFOE. The exclusive technology consulting and management service agreement is currently effective and has a term of three years from its signing date and is renewable for an unlimited number of times for three years unless terminated upon written agreement by the parties.

Trademark and Software Licensing Agreement: Pursuant to the trademark and software licensing agreement between iSoftStone WFOE and Beijing iSoftStone, iSoftStone WFOE agreed to license its trademarks, software copyrights and domain names to Beijing iSoftStone on a non-exclusive basis. Beijing iSoftStone would pay licensing fees in a lump sum equal to the revenue realizable under the business contracts of Beijing iSoftStone that are not subcontracted to iSoftStone WFOE and that are not otherwise paid to iSoftStone WFOE pursuant to the aforesaid exclusive technology consulting and management service agreement. The trademark and software licensing agreement is currently effective and has a term of three years from its signing date and is renewable for an unlimited number of times for three years unless terminated upon written agreement by the parties.

Irrevocable Power of Attorney: The shareholders of Beijing iSoftStone executed an irrevocable power of attorney to appoint iSoftStone WFOE or iSoftStone WFOE’s designee as their attorney-in-fact to attend shareholders’ meeting of Beijing iSoftStone and to vote on their behalf. The power of attorney granted by the shareholders of Beijing iSoftStone remains valid until the earlier of (a) the dissolution of Beijing iSoftStone, and (b) the related shareholders ceasing to be the shareholders of Beijing iSoftStone.

Through a series of contractual arrangements, iSoftStone WFOE is the primary beneficiary of the VIE and the Company has consolidated the financial results of the VIE in its consolidated financial statements since the date of inception of Beijing iSoftStone.

The VIE generated limited net revenues from providing services to primarily PRC state-owned entities which are not permitted to receive certain services from foreign owned entities such as the Company and iSoftStone WFOE.

The following financial statements amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2011	2012
Total current assets	$126	$136

Total assets	126	136

Total current liabilities	(60)	(61)

Total liabilities	$(60)	$(61)

	Years ended December 31,
	2010	2011	2012
Net revenues	$123	$30	$9
Net loss	$(15)	$(142)	$(109)

	Years ended December 31,
	2010	2011	2012
Net cash provided by (used in) operating activities	$131	$(37)	$(2)
Net cash used in investing activities	$—	$—	$—
Net cash provided by financing activities	$—	$—	$—

No assets of the VIE are collateral for VIE’s obligations. There are no restrictions on the use of the VIE’s assets to settle the Company’s obligations. As of December 31, 2011 and 2012, none of the VIE’s liabilities have recourse to the Company.

Use of Estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses in the financial statements and accompanying notes. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, revenue recognition, income taxes, collectability of accounts receivable, impairment of goodwill, estimated useful lives and impairment of property and equipment and intangible assets, contingent consideration in relation to business combinations, share-based compensation and fair value of ordinary shares.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Restricted Cash

Restricted cash

Restricted cash represents the security deposits with certain Chinese banks who issue bank accepted drafts for the purpose of settlement of trading purchases with the Company’s suppliers. The restriction normally lasts for a period of three to six months.

Fair Value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial Instruments

Financial instruments

The Group’s financial instruments mainly include cash, restricted cash, accounts receivable, accounts payable, amounts due from/and to related parties, short term borrowings, long term investments, contingent consideration payable in connection with business acquisitions, warrants and convertible notes.

The carrying values of cash, restricted cash, accounts receivable, accounts payable, and amounts due from/and to related parties approximate their fair values due to short-term maturities.

The carrying amounts of short term borrowings approximate their fair values as the borrowings bear variable interest rates which approximate the market interest rate.

Long-term investments have been written down to their fair value, as discussed in Note 6.

Contingent consideration payable in connection with business acquisitions, the warrants to issue series B convertible redeemable shares and return rate reset and conversion right derivatives embedded in the convertible notes were carried at fair value.

Allowance for Doubtful Accounts

Allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business. The Group conducts credit evaluations of clients and generally do not require collateral or other security from their clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients.

Property and Equipment, Net

Property and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	45 years
Computers and software	3 – 5 years
Furniture and office equipment	5 – 17 years
Motor vehicles	5 years
Leasehold improvements	the shorter of lease terms or the estimated useful lives

Depreciation and amortization of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

Long Term Investments

Long term investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting shares of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies over which the Group has no ability to exercise significant influence, nor has a controlling interest are accounted for using the cost method. No significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee less than 20% are considered in determining whether the cost method of accounting is appropriate.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Business Combination

Business combination

Business combinations are recorded using the purchase method of accounting.

The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Group had estimated the fair value as of the date of acquisition before the Company’s shares became publicly traded.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date, and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Acquired Intangible Assets with Finite Lives

Acquired intangible assets with finite lives

The Group measured the fair value of the purchased intangible assets arising from acquisitions using the “cost,” “income approach-excess earnings” and “with & without” valuation method. In performing the purchase price allocation, the Group considered, among other factors, forecasted financial performance of the acquired business, market performance, and the market potential of the acquired business. These purchased intangible assets and contingent consideration are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.

Customer base and part of software copyright is amortized using the estimated attrition pattern of the acquired intangible assets. The weighted average amortization period in total is 4.5 years. Contract backlog, non-compete agreements and trademark are amortized using the straight-line method over the following estimated economic lives:

Customer base	1.8 – 6 years
Contract backlog	0.3 – 1.3 years
Non-compete agreements	3 – 5 years
Trademark	4.4 years
Software copyright	1 – 5 years

Land Use Right

Land use right

All land in the PRC is owned by the PRC government, which, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use right is stated at cost less accumulated amortization and any recognized impairment loss. Amortization is provided on a straight-line basis over the term of the land use right.

Impairment of Long-lived Assets with Finite Lives

Impairment of long-lived assets with finite lives

The Group evaluates its long-lived assets or asset group including intangibles with definite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows.

There were no impairment losses during the years ended December 31, 2010, 2011 and 2012.

Goodwill and Impairment of Goodwill

Goodwill and impairment of goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Group adopted this pronouncement in 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recognized no impairment loss on goodwill in 2010, 2011 and 2012.

Research and Development Expenses

Research and development expenses

Research and development costs are expensed as incurred unless technical and commercial feasibility of the project is demonstrated, future economic benefits are probable. To date, costs incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Group has expensed all research and development expenses when incurred. Research and development costs and software development costs incurred under contractual arrangements with customers are accounted for as cost of revenues.

Revenue Recognition

Revenue recognition

The Group provides a comprehensive range of IT services and solutions, categorized into three business lines: (i) IT services; (ii) Consulting and Solution services; and (iii) BPO services. The rights to software developed by the Group on behalf of its clients belong to the clients and the Group does not have the option to acquire such rights from its clients. The Group provided services on a time-and-expense basis, a fixed-price basis or, with respect to some BPO services, on a volume basis.

Revenue is considered realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Time-and-expense basis contracts

Revenues from time-and-expense basis contracts are recognized as the related services are rendered assuming all other basic revenue recognition criteria are met. Under time-and-expense basis contracts, the Group is reimbursed for actual hours incurred at negotiated hourly billing rates. Clients may terminate the contracts at any time before the work is completed but are obligated to pay the actual service hours incurred through the termination date at the contract billing rate. Net revenues recognized for time-and-expense basis contracts totaled $79,366, $107,261 and $142,474 for the years ended December 31, 2010, 2011 and 2012, respectively.

Fixed-price basis contracts

Revenues from fixed-price basis contracts require the Group to perform services throughout the contractual period, which are generally less than two years. Revenues from this type of arrangements are generally recognized using the proportional performance method based on the proportion of direct labor costs incurred to the budgeted direct labor costs. The Group recognizes cost of revenues for labor and other costs on actual basis with no deferral of project costs. The Group believes it can reasonably estimate the service hours expected to be incurred on each project and there is no retention provisions based on the Group’s historic experience. To date, the Group has not incurred a material loss on any contracts. However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

Net revenues recognized for fixed-price basis contracts totaled $115,835, $172,695 and $235,877 for the years ended December 31, 2010, 2011 and 2012, respectively.

Volume basis contracts

For volume basis contracts, the Group recognizes service revenues based on the volume of the transactions processed for the clients and a pre-agreed unit price for each type of process. Net revenues recognized for volume basis contracts totaled $1,774, $3,461 and $2,793 for the years ended December 31, 2010, 2011 and 2012, respectively.

Business tax and value added taxes

The Group’s PRC subsidiaries are subject to business tax at rate of 5% and related surcharges of total revenues for certain type of contracts. Certain services contracts are exempted from business tax in accordance with the PRC tax laws. Business tax is recorded as a reduction in revenues when incurred.

In November 2011, the Ministry of Finance and the State Administration of Taxation jointly issued circulars No. 110 and No. 111 regarding the pilot collection of VAT in lieu of business tax in certain industries in Shanghai. In July 2012, China’s State Council that the VAT reform pilot program in Shanghai will be expanded to eight provinces/cities. The Ministry of Finance and the State Administration of Taxation jointly issued a circular No. 71 in July 2012 that formally sets out the timetable for, and scope of, the expanded program. Such VAT pilot program was phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Effective from January 1, 2012, Shanghai Kangshi became subject to VAT at the rate of 6%, on certain service revenues which were previously subject to business tax. From September 1 to December 31 2012, WOFE, iSoftstone Wuxi, iSoftstone Guangzhou, iSoftstone Tianjin and WX-Shanghai also became subject to the VAT at the rate of 6% on certain service revenues which were previously subject to business tax.

Value added taxes rebate revenues

The Group receives value added taxes (“VAT”) rebates from tax authority as an incentive to encourage certain high-tech industries. VAT rebates are recorded as revenue when the Group pays the relevant VAT and properly files the rebate application to tax authority when the related rebates become receivable. The Group has recorded $240, $77 and $16 of VAT rebate in revenue for the years ended December 31, 2010, 2011 and 2012, respectively. The VAT rebate revenues are classified into the relevant revenue categories.

Government subsidies

Government Subsidies

Government subsidies

Government subsidies include amounts granted by local government authorities to encourage the employment of new college graduates and other purposes. Government subsidies are recorded as receivables when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies, when historically the expenses that the subsidies intended to compensate normally have incurred by the Company. Subsidies to encourage employment of new college graduates are recognized in the statement of operations as deductions to the cost of revenues and related expenses, primarily costs of revenues. Subsidies for other purposes are recognized as other operating income because the subsidies are not intended to compensate for specific expenditure. For the years ended December 31, 2010, 2011 and 2012, the Group recognized government subsidies as a reduction to costs of revenues of $6,133, $9,277 and $13,845, respectively, as a reduction to operating expenses of $1,569, $3,054 and $3,192, respectively, and as other operating income of $3,269, $1,840 and $1,110, respectively.

Operating Leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising Costs	Advertising costs Advertising costs are expensed as incurred and such expenses were minimal for the periods presented. Advertising costs have been included as part of selling and marketing expenses.
Income Taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Foreign Currency Translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries and VIE located in the PRC, Japan, Hong Kong, Taiwan, Korea, Canada and the United States are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), Hong Kong Dollars (“HK$”), Taiwan Dollars (“NT$”), Korea Won (“WON”), Canadian Dollars (“CAD”) and U.S. Dollars (“US$”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the prevailing rates of exchange on the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB, Yen, HK$, NT$, WON and CAD translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency, based on the exchange rates quoted by the Federal Reserve Bank of New York. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of the other comprehensive income.

Comprehensive Income (Loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources and is presented in our Consolidated Statements of Comprehensive Income. Accumulated other comprehensive income (net of tax) at fiscal 2011 and fiscal 2012 year-ends are substantially comprised of accumulated foreign currency translation adjustments.

Share-based Compensation

Share-based compensation

The Group grants share options to its employees for retention and incentive purposes. The value of the share options is measured based on the fair value on the grant date. The Group recognizes compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period, which is generally the vesting period of the award in accordance with the graded vesting schedule. The amount of compensation expenses recognized for any period is not less than the portion of the fair value of the options vested during that period. The estimate of forfeiture rate is adjusted over the requisite service period to the extent that actual forfeiture rate differs, or are expected to differ, from such estimates. Changes in estimated forfeiture rate are recognized through a cumulative true-up adjustment in the period of change and will impact the amount of share-based compensation expense to be recognized in future periods.

Shares awards issued to non-employees, such as consultants, are measured at fair value at the earlier of the commitment date or the date the service is completed, and are recognized over the period the service is provided in accordance with the graded vesting schedule.

Net Income Per Share

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Group’s convertible preference shares and certain nonvested shares were participating securities, as the preference shares participated in undistributed earnings on an as-if-converted basis and certain nonvested shares were entitled to dividend right before vesting. Accordingly, the Group used the two-class method whereby undistributed net income was allocated on a pro rata basis to the ordinary, preference shares and certain nonvested shares to the extent that each class might share income for the period, whereas the undistributed net loss was allocated to ordinary shares and certain nonvested shares because preference shares were not contractually obligated to share the loss.

The Group has convertible preference shares, convertible redeemable preference shares, share options, nonvested shares, warrants, convertible notes, and potentially issuable ordinary shares whose issuance is contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the convertible preference shares and convertible redeemable preference shares is computed using the as-if-converted method; the effect of the warrants and share options is computed using the treasury stock method.

Significant Risks and Uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not freely convertible into other currencies. All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to buy and sell foreign currency. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand. The Group’s cash balances in RMB as of December 31, 2010, 2011 and 2012 were RMB350,501,290, RMB473,192,669 and RMB531,962,381 respectively.

During the periods, the Group incurred foreign currency risk mainly on sales denominated in US$, and Japanese Yen. The Group did not enter into any foreign exchange forward contracts to hedge against exchange rate fluctuations.

Concentration of Credit Risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and accounts receivable.

The Group places its cash with financial institutions with high credit ratings and quality.

The Group has relatively high concentration of revenues with certain clients. Clients accounting for 10% or more of total net revenues are as follows:

	For the year ended December 31,
	2010		2011		2012
	Amount	%	Amount	%	Amount	%
Client A	$48,670	25	$65,406	23	$98,774	26

Client B	$24,739	13	$24,907	9	$30,432	8

Clients accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
	2011		2012
	Amount	%	Amount	%
Client A	$45,131	30	$59,734	30

Contingencies

Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group but which will only be resolved when one or more future events occur or fail to occur. The Group’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Group’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Newly Adopted Accounting Pronouncements

Newly adopted accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group has adopted this guidance on January 1, 2012 and has separately presented the consolidated statements of comprehensive income since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement did not have a significant effect on the Group’s consolidated financial statements for their annual impairment test.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Recent accounting pronouncements not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.